Financial expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial expenses

	12/31/2025	12/31/2024
Financial income	2,226	3,883

Financial expenses
Interest accrued on loans and export prepayment expenses (1)	(20,204)	(20,954)
Contractual penalty fee	(987)	(4,898)
Foreign exchange on tax/fees	(2,104)	(3,869)
Interest and late payment penalties on taxes	(1,830)	(1,229)
Accretion of leases and asset retirement obligation	(643)	(525)
Other expenses	(430)	(553)
	(26,198)	(32,028)
Foreign exchange variation on net assets (2)	13,652	(32,806)
Financial expenses, net total	(10,320)	(60,951)
(1)	In the year ended December 31, 2025 interest accrued on loans and export prepayment expenses comprised $6,185 related to export prepayment agreements, $2,780 to financing agreements with BDMG and $11,239 to long-term export prepayment – Synergy.
(2)	The Brazilian Real appreciated by 11.1% against the US Dollar in the year ended December 31, 2025. This variation is non-cash and primarily affects provisions and accruals.